Liquidity risk - Financial liability maturity analysis (Details) - ZAR (R) R in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank overdraft	R 30,262	R 17,720	R 19,449
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	90,770	98,094
Accruals and other payables	182,402	160,964
Bank overdraft	30,262	17,720
Capitalized lease liability	48,308
Recurring commission liability	8,716
Total	360,458	276,778
Liquidity risk | Payable within 1 month or on demand
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	50,742	58,085
Accruals and other payables	90,432	92,318
Bank overdraft	30,262	17,720
Capitalized lease liability	883
Recurring commission liability	171
Total	172,490	168,123
Liquidity risk | Between 1 month and 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	40,028	40,009
Accruals and other payables	91,970	68,646
Bank overdraft	0	0
Capitalized lease liability	10,180
Recurring commission liability	6,700
Total	148,878	108,655
Liquidity risk | Between 1 year and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0	0
Accruals and other payables	0	0
Bank overdraft	0	0
Capitalized lease liability	8,493
Recurring commission liability	1,845
Total	10,338	0
Liquidity risk | Between 2 years and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0	0
Accruals and other payables	0	0
Bank overdraft	0	0
Capitalized lease liability	19,061
Recurring commission liability	0
Total	19,061	0
Liquidity risk | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0	0
Accruals and other payables	0	0
Bank overdraft	0	0
Capitalized lease liability	9,691
Recurring commission liability	0
Total	R 9,691	R 0